Annual Total Returns - VIPStockSelectorPortfolio-InitialServiceService2PRO - VIPStockSelectorPortfolio-InitialServiceService2PRO - VIP Stock Selector Portfolio	Apr. 30, 2025
VIP Stock Selector Portfolio - Initial Class
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2021
Annual Return 2022	(19.42%)
Annual Return 2023	27.23%
Annual Return 2024	19.70%
VIP Stock Selector Portfolio - Service Class
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2021
VIP Stock Selector Portfolio - Service Class 2
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2021